WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.97%
Commercial Services - 0.28%
Hill International Inc. (a) (b)	15,000	$22,050

Healthcare - Products - 9.18%
Alphatec Holdings, Inc. (a) (b)	70,000	419,300
CytoSorbents Corp. (a) (b)	35,000	295,400
		714,700
Household Products & Wares - 2.15%
Cronos Group Inc. (a) (b)	30,000	167,100

Software - 54.36%
Ontrak, Inc. (a) (b)	58,000	4,231,100

TOTAL COMMON STOCKS (Cost $1,030,392)		5,134,950

EXCHANGE-TRADED FUND - 47.92%

Equity Fund - 47.92%
iShares Russell 2000 ETF (b)	24,000	3,730,320

TOTAL EXCHANGE-TRADED FUND (Cost $2,560,758)		3,730,320

OPTIONS PURCHASED (Cost $39,731) - 0.50% (c)		38,500

SHORT-TERM INVESTMENT - 8.19%
Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (d)	637,640	637,640
TOTAL SHORT-TERM INVESTMENT (Cost $637,640)		637,640

TOTAL INVESTMENTS (Cost $4,268,521) – 122.58%		$9,541,410

OPTIONS WRITTEN (Proceeds $1,839,761) - (27.82%) (e)		(2,165,230)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 5.24%		407,761

NET ASSETS - 100%		$7,783,941

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2020 (Unaudited)

OPTIONS PURCHASED - 0.50%

PUT OPTIONS PURCHASED - 0.50%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	110	$31,900,000	$2,900.00	9/18/2020	$38,500
TOTAL PUT OPTIONS PURCHASED (Cost $39,731)					38,500

TOTAL OPTIONS PURCHASED (Cost $39,731)					$38,500

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP SMALLER COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2020 (Unaudited)

OPTIONS WRITTEN - (27.82)%

CALL OPTIONS WRITTEN - (11.93)%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
Ontrak, Inc.	400	$3,200,000	$80.00	2/19/2021	$688,000
Ontrak, Inc.	20	100,000	50.00	9/18/2020	47,600
Ontrak, Inc.	20	120,000	60.00	9/18/2020	30,000
Ontrak, Inc.	148	1,110,000	75.00	10/16/2020	162,800
TOTAL CALL OPTIONS WRITTEN (Proceeds $652,322)					928,400

PUT OPTIONS WRITTEN - (15.89)%
CBOE S&P 500 Index	19	5,510,000	2,900.00	12/16/2022	534,470
CBOE S&P 500 Index	36	10,440,000	2,900.00	12/17/2021	702,360
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,187,439)					1,236,830

TOTAL OPTIONS WRITTEN (Proceeds $1,839,761)					$2,165,230

1 Each option contract is equivalent to 100 units of the underlying common stock/index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

COMMON STOCK - 6.33%	Shares	Fair Value
Banks - 6.33%
Mitsubishi UFJ Financial Group Inc. - ADR (a)	10,000	$41,800
UBS Group AG (a)	23,000	279,450

TOTAL COMMON STOCKS (Cost $342,663)		321,250

EXCHANGE-TRADED FUNDS- 114.63%

Equity Funds - 114.63%
iShares MSCI EAFE ETF (a)	89,500	5,815,710

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,151,047)		5,815,710

OPTIONS PURCHASED (Cost $41,176) - 0.79% (b)		39,900

SHORT-TERM INVESTMENT - 1.81%
Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (c)	91,886	91,886

TOTAL SHORT-TERM INVESTMENT (Cost $91,886)		91,886

TOTAL INVESTMENTS (Cost $5,626,772) – 123.56%		$6,268,746

OPTIONS WRITTEN (Proceeds $1,233,339) - (25.32%) (d)		(1,284,470)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.76%		89,065

NET ASSETS - 100%		$5,073,341

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2020 (Unaudited)

OPTIONS PURCHASED - 0.79%

PUT OPTIONS PURCHASED - 0.79%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	114	$33,060,000	$2,900.00	9/18/2020	$39,900
TOTAL PUT OPTIONS PURCHASED (Cost $41,176)					39,900

TOTAL OPTIONS PURCHASED (Cost $41,176)					$39,900

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2020 (Unaudited)

OPTIONS WRITTEN - (25.32)%

	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - (25.32)%
CBOE S&P 500 Index	20	$5,800,000	$2,900.00	12/16/2022	562,600
CBOE S&P 500 Index	37	10,730,000	2,900.00	12/17/2021	721,870
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,233,339)					1,284,470

TOTAL OPTIONS WRITTEN (Proceeds $1,233,339)					$1,284,470

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

COMMON STOCK - 10.28%	Shares	Fair Value
Banks - 10.28%
Bank of America Corp. (a)	5,600	$144,144
JPMorgan Chase & Co. (a)	1,350	135,257
PNC Financial Services Group, Inc. (a)	1,325	147,340
Wells Fargo & Co. (a)	4,400	106,260
		533,001

TOTAL COMMON STOCK (Cost $498,202)		533,001

EXCHANGE-TRADED FUNDS - 121.67%

Debt Funds - 121.67%
iShares iBoxx High Yield Corporate Bond ETF (a)	29,400	2,499,882
SPDR Bloomberg Barclays High Yield Bond ETF (a)	36,000	3,807,000
		6,306,882

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,296,568)		6,306,882

OPTIONS PURCHASED (Cost $48,400) - 0.91% (b)		46,900

SHORT-TERM INVESTMENT - 1.94%
Federated Hermes Government Obligations Fund - Institutional Class, 0.01% (c)	100,718	100,718

TOTAL SHORT-TERM INVESTMENT (Cost $100,718)		100,718

TOTAL INVESTMENTS (Cost $6,943,888) – 134.80%		$6,987,501

OPTIONS WRITTEN (Proceeds $1,579,808) - (33.91%) (c)		(1,757,670)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.89)%		(46,247)

NET ASSETS - 100%		$5,183,584

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2020 (Unaudited)

OPTIONS PURCHASED - 0.91%

PUT OPTIONS PURCHASED - 0.91%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	134	$38,860,000	$2,900.00	9/18/2020	$46,900
TOTAL PUT OPTIONS PURCHASED (Cost $48,400)					46,900

TOTAL OPTIONS PURCHASED (Cost $48,400)					$46,900

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2020 (Unaudited)

OPTIONS WRITTEN - (33.91)%

CALL OPTIONS WRITTEN - (4.04)%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	4	$1,280,000	$3,200.00	12/17/2021	$209,140
TOTAL CALL OPTIONS WRITTEN (Proceeds $90,571)					209,140

PUT OPTIONS WRITTEN - (29.87)%
CBOE S&P 500 Index	28	8,120,000	2,900.00	12/16/2022	787,640
CBOE S&P 500 Index	39	11,310,000	2,900.00	12/17/2021	760,890

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,489,237)					1,548,530

TOTAL OPTIONS WRITTEN (Proceeds $1,579,808)					$1,757,670

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

COMMON STOCKS - 129.80%	Shares	Fair Value
Agriculture - 7.71%
Altria Group, Inc. (b)	53,000	$2,318,220

Banks - 18.99%
Bank of America Corp. (b)	69,000	1,776,060
Citigroup, Inc. (b)	21,000	1,073,520
JPMorgan Chase & Co. (b)	17,200	1,723,268
Mitsubishi UFJ Financial Group, Inc. (b)	20,000	83,600
Wells Fargo & Co. (b)	43,600	1,052,940
		5,709,388
Beverages - 1.70%
Diageo PLC (b)	3,800	510,720

Computers - 18.03%
Apple, Inc. (b)	42,000	5,419,680

Diversified Financial Services - 6.13%
BlackRock, Inc. (b)	3,100	1,841,989

Food - 0.62%
B&G Foods, Inc. (b)	6,000	186,840

Healthcare - Products - 1.26%
CytoSorbents Corp. (a) (b)	45,000	379,800

Housewares - 1.12%
Scotts Miracle-Gro Co. (b)	2,000	337,060

Insurance - 5.00%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,504,476

Internet - 0.96%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,000	287,030

Oil & Gas - 6.22%
BP PLC - ADR (b)	30,000	627,900
Chevron Corp. (b)	2,000	167,860
Exxon Mobil Corp. (b)	18,000	718,920
Occidental Petroleum Corp. (b)	28,000	356,720
		1,871,400
Retail - 12.29%
McDonald's Corp. (b)	10,800	2,306,016
Walmart, Inc. (b)	10,000	1,388,500
		3,694,516

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2020 (Unaudited)

COMMON STOCKS - 137.86% (Continued)	Shares	Fair Value
Semiconductors - 5.42%
Intel Corp. (b)	32,000	$1,630,400

Software - 43.03%
Microsoft Corp. (b)	17,900	4,036,987
Ontrak, Inc. (a) (b)	122,000	8,899,900
		12,936,887

Trucking & Leasing - 1.32%
Fortress Transportation & Infrastructure Investors LLC (b)	25,000	396,250

TOTAL COMMON STOCKS (Cost $21,015,895)		39,024,656

CLOSED-END FUNDS - 2.49%
Boulder Growth & Income Fund, Inc. (b)	73,000	747,520

TOTAL CLOSED-END FUNDS (Cost $565,936)		747,520

WARRANTS - 0.03%
Occidental Petroleum Corp.	3,500	10,325

TOTAL WARRANTS (Cost $0)		10,325

OPTIONS PURCHASED (Cost $223,349) - 0.68% (c)		205,100

SHORT-TERM INVESTMENT - 4.70%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.01% (d)	1,412,916	1,412,916
TOTAL SHORT-TERM INVESTMENT (Cost $1,412,916)		1,412,916

TOTAL INVESTMENTS (Cost $23,218,096) – 137.70%		$41,400,517

OPTIONS WRITTEN (Proceeds $8,831,805) - (41.50)% (e)		(12,477,515)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.80%		1,143,180

NET ASSETS - 100%		$30,066,182

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at August 31, 2020, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2020 (Unaudited)

OPTIONS PURCHASED - 0.68%

PUT OPTIONS PURCHASED - 0.68%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	586	$169,940,000	$2,900.00	9/18/2020	$205,100
TOTAL PUT OPTIONS PURCHASED (Cost $223,349)					205,100

TOTAL OPTIONS PURCHASED (Cost $223,349)					$205,100

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2020 (Unaudited)

OPTIONS WRITTEN - (41.50)%

CALL OPTIONS WRITTEN - (17.96)%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	20	$6,000,000	$3,000.00	12/17/2021	$1,333,320
CBOE S&P 500 Index	35	10,850,000	3,100.00	12/16/2022	2,285,325
Ontrak, Inc.	300	2,100,000	70.00	9/18/2020	267,000
Ontrak, Inc.	144	1,080,000	75.00	10/16/2020	158,400
Ontrak, Inc.	40	280,000	70.00	11/20/2020	64,080
Ontrak, Inc.	300	2,400,000	80.00	2/19/2021	516,000
Ontrak, Inc.	500	4,250,000	85.00	2/19/2021	775,000
TOTAL CALL OPTIONS WRITTEN (Proceeds $1,972,064)					5,399,125

PUT OPTIONS WRITTEN - 23.54%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value
CBOE S&P 500 Index	135	39,150,000	2,900.00	12/17/2021	2,633,850
CBOE S&P 500 Index	158	45,820,000	2,900.00	12/16/2022	4,444,540
TOTAL PUT OPTIONS WRITTEN (Proceeds $6,859,741)					7,078,390

TOTAL OPTIONS WRITTEN (Proceeds $8,831,805)					$12,477,515

1 Each option contract is equivalent to 100 units of the underlying common stock/index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2020.

WP Smaller Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$5,134,950	$—	$—	$5,134,950
Exchange-Traded Fund (2)	3,730,320	—	—	3,730,320
Put Options Purchased	38,500	—	—	38,500
Short-Term Investment	637,640	—	—	637,640
Total Assets	$9,541,410	$—	$—	$9,541,410

WP Smaller Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$928,400	$—	$—	$928,400
Put Options Written	1,236,830	—	—	1,236,830
Total Liabilities	$2,165,230	$—	$—	$2,165,230

WP International Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$321,250	$—	$—	$321,250
Exchange-Traded Funds (2)	5,815,710			5,815,710
Put Options Purchased	39,900	—	—	39,900
Short-Term Investment	91,886	—	—	91,886
Total Assets	$6,268,746	$—	$—	$6,268,746

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

WP International Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Put Options Written	$1,284,470	—	—	$1,284,470
Total Liabilities	$1,284,470	$—	$—	$1,284,470

WP Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$533,001	$—	$—	$533,001
Exchange-Traded Funds (2)	6,306,882	—	—	6,306,882
Put Options Purchased	46,900	—	—	46,900
Short-Term Investment	100,718	—	—	100,718
Total Assets	$6,987,501	$—	$—	$6,987,501

WP Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$209,140	$—	$—	$209,140
Put Options Written	1,548,530	—	—	1,548,530
Total Liabilities	$1,757,670	$—	$—	$1,757,670

WP Large Cap Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$39,024,656	$—	$—	$39,024,656
Closed-End Funds (2)	747,520	—	—	747,520
Warrants (2)	10,325			10,325
Put Options Purchased	205,100	—	—	205,100
Short-Term Investment	1,412,916	—	—	1,412,916
Total Assets	$41,400,517	$—	$—	$41,400,517

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

WP Large Cap Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$5,399,125	$—	$—	$5,399,125
Put Options Written	7,078,390	—	—	7,078,390
Total Liabilities	$12,477,515	$—	$—	$12,477,515

(1)       As of and during the nine month period ended August 31, 2020, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stocks, warrants, CEFs and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and CEFs and ETFs by investment type, please refer to the Schedules of Investments.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and

ETFs. The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in ETFs and CEFs. ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of August 31, 2020, the iShares Russell 2000 ETF represented 47.92% of the WP Smaller Companies Income Plus Fund’s net assets, the iShares MSCI EAFE ETF represented 114.63% of the WP International Companies Income Plus Fund's net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 48.23% and 73.44% of the WP Income Plus Fund's net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one Investment Compay.

Derivative Transactions

As of August 31, 2020, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$8,865,270
WP International Companies Income Plus Fund	6,136,960
WP Income Plus Fund	6,839,883
WP Large Cap Income Plus Fund	39,595,661

The average monthly notional value of options contracts purchased and written by each Fund during the nine month period ended August 31, 2020 were as follows:

WP Smaller Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$31,159,000
Call Options Written	(8,132,000)
Put Options Written	(16,536,500)
WP International Companies Income Plus Fund	Average Notional Value
Put Options Purchased	$32,840,750
Call Options Written	(8,441,500)
Put Options Written	(17,540,000)
WP Income Plus Fund	Average Notional Value
Put Options Purchased	$50,356,000
Call Options Written	(13,977,000)
Put Options Written	(27,076,000)
WP Large Cap Income Plus Fund	Average Notional Value
Put Options Purchased	$154,788,250
Call Options Written	(43,254,000)
Put Options Written	(84,534,500)

As of August 31, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

WP Smaller Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$38,500	$38,500
Total Assets		$38,500	$38,500

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$928,400	$928,400
Put options written	Options written, at value	1,236,830	1,236,830
Total Liabilities		$2,165,230	$2,165,230

WP International Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$39,900	$39,900
Total Assets		$39,900	$39,900

Liabilities	Location	Equity Contracts	Total
Put options written	Options written, at value	$1,284,470	$1,284,470
Total Liabilities		$1,284,470	$1,284,470

WP Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$46,900	$46,900
Total Assets		$46,900	$46,900

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$209,140	$209,140
Put options written	Options written, at value	1,548,530	1,548,530
Total Liabilities		$1,757,670	$1,757,670

WP Large Cap Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$205,100	$205,100
Total Assets		$205,100	$205,100

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$5,399,125	$5,399,125
Put options written	Options written, at value	7,078,390	7,078,390
Total Liabilities		$12,477,515	$12,477,515

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the nine month period ended August 31, 2020, are recorded in the following locations in the Statements of Operations:

WP Smaller Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$23,249	$23,249
Call options written	Options written	178,867	178,867
Put option written	Options written	(107,144)	(107,144)
		$94,972	$94,972

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(1,543)	$(1,543)
Put options purchased	Options purchased	428,427	428,427
Call options written	Options written	(988,259)	(988,259)
Put option written	Options written	(3,137,665)	(3,137,665)
		$(3,699,040)	$(3,699,040)

WP International Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$24,341	$24,341
Call options written	Options written	488,234	488,234
Put option written	Options written	(111,743)	(111,743)
		$400,832	$400,832

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$915,658	$915,658
Call options written	Options written	(1,086,244)	1,086,244)
Put option written	Options written	(3,518,890)	(3,518,890)
		$(3,689,476)	$(3,689,476)

WP Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$47,442	$47,442
Call options written	Options written	669,264	669,264
Put option written	Options written	(159,933)	(159,933)
		$556,773	$556,773

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$1,553,027	$1,553,027
Call options written	Options written	(1,697,913)	(1,697,913)
Put option written	Options written	(6,543,787)	(6,543,787)
		$(6,688,673)	$(6,688,673)

WP Large Cap Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$77,849	$77,849
Call options written	Options written	(1,460,646)	(1,460,646)
Put option written	Options written	(479,521)	(479,521)
Warrants	Warrants	10,325	10,325
		$(1,851,993)	$(1,851,993)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$2,047,546	$2,047,546
Call options written	Options written	(3,905,576)	(3,905,576)
Put option written	Options written	(12,104,692)	(12,104,692)
		$(13,962,722)	$(13,962,722)

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2020.

WP Smaller Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,165,230	(1)	$—	$2,165,230	(1)	$1,833,789	(2)	$331,441	$—
Total	$2,165,230	(1)	$—	$2,165,230	(1)	$1,833,789	(2)	$331,441	$—

WP International Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,284,470	(1)	$—	$1,284,470	(1)	$1,167,017	(2)	$117,453	$—
Total	$1,284,470	(1)	$—	$1,284,470	(1)	$1,167,017	(2)	$117,453	$—

WP Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,757,670	(1)	$—	$1,757,670	(1)	$1,757,670	(2)	$—	$—
Total	$1,757,670	(1)	$—	$1,757,670	(1)	$1,757,670	(2)	$—	$—

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

WP Large Cap Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$12,477,515	(1)	$—	$12,477,515	(1)	$11,559,198	(2)	$918,317	$—
Total	$12,477,515	(1)	$—	$12,477,515	(1)	$11,559,198	(2)	$918,317	$—

(1) Written options at value as presented in the Funds’ Schedules of Written Options.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2020 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$4,267,290	$5,331,470	$(57,350)	$5,274,120
WP International Companies Income Plus Fund	5,625,496	664,663	(21,413)	643,250
WP Income Plus Fund	6,942,462	166,688	(121,649)	45,039
WP Large Cap Income Plus Fund	23,200,180	21,975,612	(3,775,275)	18,200,337

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.